Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of our deferred tax assets at December 31, 2017 and 2016 are as follows ($ in thousands):

	December 31,
	2017	2016
Deferred tax assets:
Property, plant & equipment	$81	$5
Accrued liabilities	2,619	3,894
Losses on debt extinguishment	458	45
Net operating loss carryforwards - U.S.	13,591	13,420
Net operating loss carryforwards - Israel	6,766	6,766
Stock-based compensation	4,014	5,435
Gross deferred tax assets	27,529	29,565
Valuation allowance	(27,529)	(29,565)
Gross deferred tax assets after valuation allowance	-	-
Deferred tax liability - AmiKet IPR&D assets	(4,142)	(5,933)
Net deferred tax liability	$(4,142)	$(5,933)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the federal statutory tax rate and the effective tax rates for the years ended December 31, 2017 and 2016 is as follows:

	For the Year Ended
	December 31,
	2017	2016
U.S. federal statutory tax rate	34.0%	34.0%
State income taxes, net of federal benefit	(5.0)	4.9
U.S. vs. foreign tax rate differential	(1.3)	(1.0)
Impact of tax law change	(32.5)	-
Deferred tax adjustments	(2.5)	-
Other	(1.1)	(2.1)
Change in valuation allowance	18.3	(22.9)
Effective tax rate	9.9%	12.9%

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
A reconciliation of our NOLs for the years ended December 31, 2017 and 2016 is as follows ($ in thousands):

	December 31,
	2017	2016
U.S. Federal NOLs	$49,157	$33,953
U.S. State NOLs	49,341	33,940
Israel NOLs	29,417	27,066
Total NOLs	$127,915	$94,959

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows ($ in thousands):

	2017	2016
Balance at January 1,	$60	$50
Additions related to tax positions	10	10
Reductions related to tax positions	-	-
Balance at December 31,	$70	$60